ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INFLATION PROTECTED BOND FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡
(Amounts in 000s)	$ Par/Shares	Value

CORPORATE BONDS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Finance Companies 0.1%
SLM Corporation, VR, 5.43%, 4/1/09	150	138
Total Corporate Bonds (Cost $150)		138
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.5%
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
4.50%, 5/15/18 - 12/15/18	342	344
5.50%, 4/15/22	481	493
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $825)		837
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 97.1%
U.S. Government Agency Obligations 0.4% (1)
Federal National Mortgage Assn., VR, 5.446%, 2/17/09	750	757
		757
U.S. Treasury Obligations 96.7%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	8,943	8,971
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	6,455	6,720
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	9,984	10,950
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	3,281	3,620
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	1,716	2,292
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	7,807	10,718
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10	9,092	9,366
U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/15	7,480	7,928
U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/18	11,279	11,849
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	13,352	14,468
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/15	1,836	1,981
U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/14	8,048	8,745
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	9,193	10,006
U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/16	5,503	5,972
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	3,536	3,985
U.S. Treasury Inflation-Indexed Notes, 2.625%, 7/15/17	18,039	20,595
U.S. Treasury Inflation-Indexed Notes, 3.00%, 7/15/12	22,231	25,134
U.S. Treasury Inflation-Indexed Notes, 3.50%, 1/15/11	4,707	5,240
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10	2,366	2,587
		171,127
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $161,657)		171,884

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 0.9%
Government of Japan, 0.80%, 12/10/15 (JPY)	60,540	578
Government of Japan, 1.20%, 6/10/17 (JPY)	60,720	590
Mexican Udibonos, 3.25%, 12/23/10 (MXN)	5,413	503
Total Foreign Government Obligations & Municipalities (Cost $1,516)		1,671

SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Investment Fund
2.10% (2)(3)	1,690	1,690
Total Short-Term Investments (Cost $1,690)		1,690

Total Investments in Securities
99.5% of Net Assets (Cost $165,838)		$176,220

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2)	Seven-day yield
(3)	Affiliated Companies
JPY	Japanese Yen
MXN	Mexican Peso
VR	Variable Rate; rate shown is effective rate at period-end.

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price Government
Reserve Investment Fund, 3.80%	¤	¤	$ 57	$ 1,690	$ 1,031

Totals			$ 57	$ 1,690	$ 1,031

¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$1,690
Dividend income	57
Interest income	-
Investment income	$57
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Inflation Protected Bond Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $165,838,000. Net unrealized gain aggregated $10,382,000 at period-end, of which $10,399,000 related to appreciated investments and $17,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008